Other loans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Other Loans Payable [Abstract]
Other Loans [Text Block]	13. Other loans
	March 31, 2012	December 31, 2011
Other loan	$193,052	$200,956
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.
17.	Other loans

	As of December 31,
	2011	2010

Other loans	$200,956	$162,664
All other loans are unsecured and repayable on demand. Other loans bear interest at a fixed rate of 2% per month.